UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-01236

Deutsche Market Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  8/31

Date of reporting period:  11/30/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2014 (Unaudited)

Deutsche Select Alternative Allocation Fund
	Shares	Value ($)
Mutual Funds 83.9%
Deutsche Diversified Market Neutral Fund "Institutional" (a)	7,335,606	63,306,280
Deutsche Enhanced Commodity Strategy Fund "Institutional" (a)	3,968,022	57,179,203
Deutsche Enhanced Emerging Markets Fixed Income Fund "Institutional" (a)	8,112,059	84,446,534
Deutsche Floating Rate Fund "Institutional" (a)	7,955,368	73,587,149
Deutsche Global Inflation Fund "Institutional" (a)	3,940,321	39,718,433
Deutsche Global Infrastructure Fund "Institutional" (a)	6,816,875	106,411,421
Deutsche Global Real Estate Securities Fund "Institutional" (a)	1,232,981	11,392,748
Deutsche Real Estate Securities Fund "Institutional" (a)	1,159,094	28,699,180
Deutsche Real Estate Securities Income Fund "Institutional" (a)	212,224	2,359,928

Total Mutual Funds (Cost $427,898,254)		467,100,876
Exchange-Traded Funds 15.3%
SPDR Barclays Convertible Securities Fund	1,465,679	73,738,310
SPDR Barclays Short Term High Yield Bond Fund	380,829	11,238,264

Total Exchange-Traded Funds (Cost $74,774,310)		84,976,574
Cash Equivalents 0.9%
Central Cash Management Fund, 0.06% (a) (b) (Cost $5,165,008)	5,165,008	5,165,008

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $507,837,572) †	100.1	557,242,458
Other Assets and Liabilities, Net	(0.1)	(306,947)

Net Assets	100.0	556,935,511

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†
The cost for federal income tax purposes was $510,639,673.  At November 30, 2014, net unrealized appreciation for all securities based on tax cost was $46,602,785.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $61,308,935 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $14,706,150.

(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc.
(b)	The rate shown is the annualized seven-day yield at period end.
SPDR: Standard & Poor's Depositary Receipt

A summary of the Fund’s transactions with affiliated Underlying DWS Funds during the period ended November 30, 2014 is as follows:

Affiliate	Value ($) at 8/31/2014	Purchase Cost ($)	Sales Cost ($)	Realized Gain/ (Loss) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Value ($) at 11/30/2014
Deutsche Diversified Market Neutral Fund	70,029,177	103,000	6,987,000	(712,341)	—	—	63,306,280
Deutsche Enhanced Commodity Strategy Fund	64,075,196	1,937,755	5,234,000	(855,381)	940,755	—	57,179,203
Deutsche Enhanced Emerging Markets Fixed Income Fund	78,424,418	10,631,537	1,488,000	(17,357)	780,537	—	84,446,534
Deutsche Floating Rate Fund	83,350,059	815,107	9,274,000	(126,727)	815,107	—	73,587,149
Deutsche Global Inflation Fund	40,067,868	718,718	405,000	(8,393)	83,718	—	39,718,433
Deutsche Global Infrastructure Fund	113,237,751	85,290	6,045,000	716,747	85,290	—	106,411,421
Deutsche Global Real Estate Securities Fund	17,552,252	—	6,094,000	1,636,994	—	—	11,392,748
Deutsche Real Estate Securities Fund	19,333,996	8,143,231	97,000	(398)	99,231	—	28,699,180
Deutsche Real Estate Securities Income Fund	—	2,282,594	—	—	25,976	2,618	2,359,928
Central Cash Management Fund	851,939	29,312,818	24,999,749	—	1,485	—	5,165,008
Total	486,922,656	54,030,050	60,623,749	633,144	2,832,099	2,618	472,265,884

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$467,100,876	$—	$—	$467,100,876
Exchange-Traded Funds	84,976,574	—	—	84,976,574
Short-Term Investments	5,165,008	—	—	5,165,008
Total	$557,242,458	$—	$—	$557,242,458

There have been no transfers between fair value measurement levels during the period ended November 30, 2014.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Select Alternative Allocation Fund, a series of Deutsche Market Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 22, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 22, 2015